Consolidated Balance Sheets	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
CURRENT ASSETS:
Cash	$ 50,760	$ 21,085	$ 10,047
GST tax receivable	3,633	2,950	2,867
Prepaid expenses - current portion	9,680,347
Prepaid expenses and other current assets	1,312	1,406	6,125
TOTAL CURRENT ASSETS	9,736,052	25,441	19,039
Deferred offering costs	92,117	27,117
Prepaid expenses - long-term portion	12,695,648
Security deposit - related party	1,874	2,008	1,999
Property and equipment, net			302
TOTAL ASSETS	22,527,352	72,365	60,328
CURRENT LIABILITIES:
Accounts payable	1,121,834	1,213,335	966,718
Accrued expenses and other payables	1,082,012	792,190	579,707
Accrued interest	167,592	94,612	44,709
Note payable, net of discount	281,508	204,694
Convertible notes, net of discounts and including put premiums	438,578	399,325	390,539
Embedded conversion option liabilities	191,770	133,886	423,209
Employee benefit liability	624,682	639,371	587,618
TOTAL CURRENT LIABILITIES	4,341,147	3,792,782	3,158,229
NON-CURRENT LIABILITIES:
TOTAL NON-CURRENT LIABILITIES	93,913	58,642	19,278
TOTAL LIABILITIES	4,435,060	3,851,424	3,177,507
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT:
Common stock, value	11,612	8
Common stock issuable (0 and 27 shares as of June 30, 2024 and 2023, respectively)
Additional paid-in capital	138,212,659	61,696,049	60,319,154
Accumulated other comprehensive income	1,464,557	1,269,581	1,294,876
Accumulated deficit	(121,550,059)	(66,698,220)	(64,684,732)
Treasury stock ($0.001 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	18,092,292	(3,779,059)	(3,117,179)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	22,527,352	72,365	60,328
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party	1,661	17,799	38,988
CURRENT LIABILITIES:
Loans payable	366,029	71,629
Operating lease liability - related party, current portion	1,862	19,362	21,505
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	93,913	58,642
Operating lease liability - long-term portion - related party			19,278
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loans payable	65,280	145,091	65,280
Former Director [Member]
CURRENT LIABILITIES:
Loans payable		49,528	49,314
Due to former director - related party		$ 29,759	$ 29,630